General Information / Summary of Significant Accounting Policies - Additional Information (Detail) € / shares in Units, € in Thousands			12 Months Ended
		Jul. 09, 2012 EUR (€) € / shares	Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)		Dec. 31, 2014 EUR (€)
Significant Accounting Policies [Line Items]
Additional Cash and Cash Equivalent Related Text			P3M
Goodwill impairment test description			50.00%
Indefinite-lived intangible asset impairment test description			50.00%
Number of Repurchase Commitments			0		0
Lease term			75.00%
Present value of minimum lease payments			90.00%
Standard product warranty period in months			12 months
Product warranty on certain optic parts period in months			60 months
Fair value based on quoted share prices		€ 3,977,400
Selling price of shares included in the customer co-investment program (in EUR per share) | € / shares		€ 39.91
Fair value differences	[1]		€ 27,927		€ 17,888		€ 28,086
NRE funding period		2013-2017	2013-2017
Tax benefit realized upon settlement			50.00%
Share Premium [Member]
Significant Accounting Policies [Line Items]
Fair value differences		€ 123,400	€ 27,927	[1]	€ 17,888	[1]	€ 28,086	[1]
Minimum [Member]
Significant Accounting Policies [Line Items]
Short Term Investments Maturity Period			3 months
Percentage of voting rights required for consolidation of subsidiaries			50.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Short Term Investments Maturity Period			1 year

[1]	In 2016, EUR 27.9 million (2015: EUR 17.9 million; 2014: EUR 28.1 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).